Intangible assets and goodwill (Details 2)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	1 year
Bottom of range [member] | Brand names [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	1 year
Bottom of range [member] | Other Intangible Assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite
Bottom of range [member] | Computer software [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	2 years
Bottom of range [member] | Mining Property Water Rights And Rights Of Way Member [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite
Top of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	16 years
Top of range [member] | Brand names [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Top of range [member] | Other Intangible Assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite
Top of range [member] | Computer software [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	6 years
Top of range [member] | Mining Property Water Rights And Rights Of Way Member [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Indefinite